TALCOTT RESOLUTION LIFE INSURANCE COMPANY

SEPARATE ACCOUNT ELEVEN

333-72042             HV-3574 – PremierSolutions Standard

333-72042             HV-5244 – PremierSolutions Standard (Series II)

333-72042             HV-5776 – PremierSolutions Cornerstone

333-72042             HV-5795 – PremierSolutions Standard (Series A)

Supplement dated September 18, 2018 to your Prospectus

1.            FUND NAME CHANGES

Effective on September 24, 2018, the following name changes are made to your Prospectus:

Current Name	New Name

MassMutual RetireSMARTSM In Retirement Fund	MassMutual RetireSMARTSM by JPMorgan In Retirement Fund
MassMutual RetireSMARTSM 2010 Fund	MassMutual RetireSMARTSM by JPMorgan 2010 Fund
MassMutual RetireSMARTSM 2015 Fund	MassMutual RetireSMARTSM by JPMorgan 2015 Fund
MassMutual RetireSMARTSM 2020 Fund	MassMutual RetireSMARTSM by JPMorgan 2020 Fund
MassMutual RetireSMARTSM 2025 Fund	MassMutual RetireSMARTSM by JPMorgan 2025 Fund
MassMutual RetireSMARTSM 2030 Fund	MassMutual RetireSMARTSM by JPMorgan 2030 Fund
MassMutual RetireSMARTSM 2035 Fund	MassMutual RetireSMARTSM by JPMorgan 2035 Fund
MassMutual RetireSMARTSM 2040 Fund	MassMutual RetireSMARTSM by JPMorgan 2040 Fund
MassMutual RetireSMARTSM 2045 Fund	MassMutual RetireSMARTSM by JPMorgan 2045 Fund
MassMutual RetireSMARTSM 2050 Fund	MassMutual RetireSMARTSM by JPMorgan 2050 Fund
MassMutual RetireSMARTSM 2055 Fund	MassMutual RetireSMARTSM by JPMorgan 2055 Fund
MassMutual RetireSMARTSM 2060 Fund	MassMutual RetireSMARTSM by JPMorgan 2060 Fund

As a result of the change, all references to the Current Names in your Prospectus are deleted and replaced with the New Names.

2.            SUB-ADVISER CHANGE

Effective on September 24, 2018, J.P. Morgan Investment Management Inc. will become Sub-adviser to each of the MassMutual RetireSMART Fund.

3.            INVESTMENT OBJECTIVE CHANGES

Effective on September 24, 2018, the investment objective for each of the below Funds will change, as follows:

a.	The investment objective for the MassMutual RetireSMARTSM In Retirement Fund Sub-Account is to seek current income and some capital appreciation.

b.	The investment objective for the MassMutual RetireSMARTSM 2010 Fund Sub-Account is to seek current income and some capital appreciation.

c.	The investment objective for the MassMutual RetireSMARTSM 2015 Fund Sub-Account is to seek current income and some capital appreciation.

d.

The investment objective for the MassMutual RetireSMARTSM 2020 Fund Sub-Account is to seek total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.

e.

The investment objective for the MassMutual RetireSMARTSM 2025 Fund Sub-Account is to seek total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.

f.

The investment objective for the MassMutual RetireSMARTSM 2030 Fund Sub-Account is to seek total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.

g.

The investment objective for the MassMutual RetireSMARTSM 2035 Fund Sub-Account is to seek total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.

h.	The investment objective for the MassMutual RetireSMARTSM 2040 Fund Sub-Account is to seek total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.

i.

The investment objective for the MassMutual RetireSMARTSM 2045 Fund Sub-Account is to seek total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.

j.

The investment objective for the MassMutual RetireSMARTSM 2050 Fund Sub-Account is to seek total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.

k.

The investment objective for the MassMutual RetireSMARTSM 2055 Fund Sub-Account is to seek total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.

l.

The investment objective for the MassMutual RetireSMARTSM 2060 Fund Sub-Account is to seek total return through its asset allocation, which is designed to become more conservative over time. As the Fund approaches and passes the target retirement date, the Fund’s objective will shift to seeking current income and some capital appreciation.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.